Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Asset Management & Custody Banks-11.45%
Bank of New York Mellon Corp. (The)	1,711,692	$79,781,964
Northern Trust Corp.	662,569	74,042,086
State Street Corp.	1,066,151	77,285,286
		231,109,336
Consumer Finance-3.76%
Capital One Financial Corp.	593,562	75,892,837
Diversified Banks-40.30%
Bank of America Corp.	4,116,595	153,137,334
Citigroup, Inc.	3,071,986	164,074,772
JPMorgan Chase & Co.	1,283,175	169,674,230
U.S. Bancorp	3,218,123	170,785,788
Wells Fargo & Co.	3,409,282	156,042,837
		813,714,961
Regional Banks-43.72%
Citizens Financial Group, Inc.	1,578,957	65,337,241
Comerica, Inc.	417,736	34,759,813
Fifth Third Bancorp	1,901,712	74,984,504
First Horizon Corp.	1,723,344	39,343,944
First Republic Bank	525,094	81,405,323
Huntington Bancshares, Inc.	4,583,085	63,613,220
KeyCorp	2,956,707	59,015,872
M&T Bank Corp.	571,801	102,907,026
PNC Financial Services Group, Inc. (The)	456,569	80,086,768
Regions Financial Corp.(b)	2,986,622	65,974,480
Signature Bank	193,212	41,785,959
SVB Financial Group(c)	150,148	73,357,808
Truist Financial Corp.	1,462,176	72,728,634
Zions Bancorporation N.A.	483,034	27,552,259
		882,852,851
	Shares	Value
Thrifts & Mortgage Finance-0.73%
New York Community Bancorp, Inc.(b)	1,488,249	$14,852,725
Total Common Stocks & Other Equity Interests (Cost $2,406,214,390)		2,018,422,710
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $1,599,904)	1,599,904	1,599,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,407,814,294)		2,020,022,614
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.49%
Invesco Private Government Fund, 0.74%(d)(e)(f)	2,943,029	2,943,029
Invesco Private Prime Fund, 0.87%(d)(e)(f)	6,866,381	6,867,068
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,809,452)		9,810,097
TOTAL INVESTMENTS IN SECURITIES-100.53% (Cost $2,417,623,746)		2,029,832,711
OTHER ASSETS LESS LIABILITIES-(0.53)%		(10,679,712)
NET ASSETS-100.00%		$2,019,152,999
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$565,597	$73,553,146	$(72,518,839)	$-	$-	$1,599,904	$1,552
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	895,708	162,397,778	(160,350,457)	-	-	2,943,029	11,313*
Invesco Private Prime Fund	2,089,985	359,284,178	(354,507,963)	645	223	6,867,068	35,802*
Total	$3,551,290	$595,235,102	$(587,377,259)	$645	$223	$11,410,001	$48,667

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco KBW Bank ETF (KBWB)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-80.50%
Asset Management & Custody Banks-16.41%
Apollo Investment Corp.(b)	1,004,158	$12,451,559
Artisan Partners Asset Management, Inc., Class A(b)	414,965	15,938,805
BlackRock TCP Capital Corp.(b)	929,797	12,487,174
Carlyle Secured Lending, Inc.	939,123	13,326,155
Newtek Business Services Corp.(b)	510,677	12,414,558
Patria Investments Ltd., Class A (Cayman Islands)	339,746	5,588,822
		72,207,073
Consumer Finance-2.14%
OneMain Holdings, Inc.	213,887	9,423,861
Diversified Banks-1.25%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	174,597	5,513,773
Investment Banking & Brokerage-5.49%
B. Riley Financial, Inc.(b)	165,001	8,967,805
Lazard Ltd., Class A	229,981	8,109,130
Moelis & Co., Class A(b)	151,059	7,087,688
		24,164,623
Life & Health Insurance-3.23%
Prudential Financial, Inc.	56,323	5,984,319
Unum Group	225,181	8,207,847
		14,192,166
Mortgage REITs-40.91%
AGNC Investment Corp.	1,263,833	15,456,678
Annaly Capital Management, Inc.(b)	2,657,323	17,564,905
Apollo Commercial Real Estate Finance, Inc.(b)	1,202,504	15,307,876
ARMOUR Residential REIT, Inc.(b)	2,655,704	20,077,122
Broadmark Realty Capital, Inc.	1,638,416	12,107,894
Dynex Capital, Inc.(b)	965,953	15,745,034
Ellington Financial, Inc.	843,309	13,062,856
New Residential Investment Corp.(b)	1,357,638	15,341,309
PennyMac Mortgage Investment Trust(b)	1,130,025	18,283,805
Ready Capital Corp.(b)	1,114,396	16,359,333
Two Harbors Investment Corp.(b)	3,884,963	20,745,703
		180,052,515
Property & Casualty Insurance-3.66%
James River Group Holdings Ltd.(b)	41,351	1,056,518
Mercury General Corp.	122,819	6,011,990
Universal Insurance Holdings, Inc.	700,566	9,037,302
		16,105,810
Regional Banks-3.13%
Heritage Commerce Corp.	538,051	6,171,445
Northwest Bancshares, Inc.(b)	590,284	7,608,761
		13,780,206
	Shares	Value
Thrifts & Mortgage Finance-3.00%
New York Community Bancorp, Inc.	746,908	$7,454,142
Provident Financial Services, Inc.	249,377	5,733,177
		13,187,319
Trading Companies & Distributors-1.28%
Triton International Ltd. (Bermuda)	88,175	5,622,920
Total Common Stocks & Other Equity Interests (Cost $359,172,314)		354,250,266

Closed-End Funds-19.42%
Bain Capital Specialty Finance, Inc.	792,874	11,583,889
FS KKR Capital Corp.(b)	782,830	16,924,785
Goldman Sachs BDC, Inc.(b)	674,328	12,198,593
New Mountain Finance Corp.	963,149	12,453,517
Oaktree Specialty Lending Corp.	1,686,733	11,705,927
Owl Rock Capital Corp.(b)	800,804	10,858,902
WhiteHorse Finance, Inc. (Acquired 12/17/2021; Cost $10,617,299)(b)(c)	687,453	9,741,209
		85,466,822
Total Closed-End Funds (Cost $83,752,969)		85,466,822
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $442,925,283)		439,717,088
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.13%
Invesco Private Government Fund, 0.74%(d)(e)(f)	33,183,929	33,183,929
Invesco Private Prime Fund, 0.87%(d)(e)(f)	77,421,426	77,429,170
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,606,768)		110,613,099
TOTAL INVESTMENTS IN SECURITIES-125.05% (Cost $553,532,051)		550,330,187
OTHER ASSETS LESS LIABILITIES-(25.05)%		(110,258,414)
NET ASSETS-100.00%		$440,071,773
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Restricted security. The value of this security at May 31, 2022 represented 2.21% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,479	$23,570,694	$(23,623,173)	$-	$-	$-	$470
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,288,827	169,232,815	(164,337,713)	-	-	33,183,929	34,448*
Invesco Private Prime Fund	66,007,263	357,830,234	(346,389,384)	6,330	(25,273)	77,429,170	111,013*
Total	$94,348,569	$550,633,743	$(534,350,270)	$6,330	$(25,273)	$110,613,099	$145,931

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Diversified REITs-16.51%
Armada Hoffler Properties, Inc.	591,656	$8,153,020
Gladstone Commercial Corp.	621,042	12,600,942
Global Net Lease, Inc.(b)	1,468,055	21,242,756
STORE Capital Corp.	305,972	8,441,767
		50,438,485
Health Care REITs-27.36%
CareTrust REIT, Inc.(b)	648,988	12,025,747
LTC Properties, Inc.(b)	370,382	14,348,599
Medical Properties Trust, Inc.	525,730	9,768,063
National Health Investors, Inc.(b)	237,518	14,049,190
Omega Healthcare Investors, Inc.(b)	625,787	18,629,679
Sabra Health Care REIT, Inc.	1,051,528	14,763,453
		83,584,731
Industrial REITs-7.47%
Industrial Logistics Properties Trust(b)	494,601	7,547,611
LXP Industrial Trust(b)	376,561	4,353,045
Plymouth Industrial REIT, Inc.	242,589	4,926,983
STAG Industrial, Inc.	180,351	6,005,688
		22,833,327
Office REITs-12.69%
Brandywine Realty Trust(b)	801,974	8,942,010
Easterly Government Properties, Inc.(b)	458,511	9,000,571
Office Properties Income Trust(b)	656,932	13,999,221
SL Green Realty Corp.	110,593	6,831,330
		38,773,132
Residential REITs-3.50%
Preferred Apartment Communities, Inc., Class A	205,699	5,130,133
UMH Properties, Inc.	282,089	5,554,332
		10,684,465
Retail REITs-21.13%
Getty Realty Corp.	405,146	11,319,779
National Retail Properties, Inc.	218,937	9,698,909
Necessity Retail REIT, Inc. (The)	3,177,818	25,358,988
	Shares	Value
Retail REITs-(continued)
Spirit Realty Capital, Inc.	222,540	$9,344,455
Urstadt Biddle Properties, Inc., Class A	502,377	8,841,835
		64,563,966
Specialized REITs-11.26%
EPR Properties	249,500	12,784,380
Four Corners Property Trust, Inc.(b)	358,354	9,879,820
Gaming and Leisure Properties, Inc.	250,972	11,750,509
		34,414,709
Total Common Stocks & Other Equity Interests (Cost $317,244,021)		305,292,815
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $138,147)	138,147	138,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $317,382,168)		305,430,962
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.00%
Invesco Private Government Fund, 0.74%(c)(d)(e)	11,917,958	11,917,958
Invesco Private Prime Fund, 0.87%(c)(d)(e)	27,805,788	27,808,569
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,724,735)		39,726,527
TOTAL INVESTMENTS IN SECURITIES-112.97% (Cost $357,106,903)		345,157,489
OTHER ASSETS LESS LIABILITIES-(12.97)%		(39,629,945)
NET ASSETS-100.00%		$305,527,544
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$13,567,710	$(13,429,563)	$-	$-	$138,147	$392
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,588,616	$122,828,351	$(126,499,009)	$-	$-	$11,917,958	$12,452*
Invesco Private Prime Fund	36,373,437	205,946,629	(214,500,948)	1,791	(12,340)	27,808,569	38,865*
Investments in Other Affiliates:
Bluerock Residential Growth REIT, Inc.	16,111,243	5,355,180	(33,388,756)	(2,472,442)	14,394,775	-	313,125
Total	$68,073,296	$347,697,870	$(387,818,276)	$(2,470,651)	$14,382,435	$39,864,674	$364,834

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Multi-line Insurance-17.02%
American International Group, Inc.	174,520	$10,240,833
Assurant, Inc.	31,488	5,563,615
Hartford Financial Services Group, Inc. (The)	76,911	5,576,817
Horace Mann Educators Corp.	55,153	2,231,490
		23,612,755
Property & Casualty Insurance-74.50%
Allstate Corp. (The)	87,345	11,939,188
American Financial Group, Inc.	39,470	5,577,111
Arch Capital Group Ltd.(b)(c)	113,432	5,383,483
AXIS Capital Holdings Ltd.	97,836	5,730,255
Chubb Ltd.	52,483	11,089,133
Cincinnati Financial Corp.	43,520	5,564,467
Hanover Insurance Group, Inc. (The)	38,304	5,615,366
James River Group Holdings Ltd.	49,738	1,270,806
Kemper Corp.	84,946	4,487,697
Mercury General Corp.	73,852	3,615,055
ProAssurance Corp.(c)	72,006	1,599,253
Progressive Corp. (The)	100,893	12,044,606
RLI Corp.	52,648	6,376,726
Selective Insurance Group, Inc.(c)	64,236	5,093,915
Travelers Cos., Inc. (The)	62,199	11,136,109
Universal Insurance Holdings, Inc.(c)	41,670	537,543
W.R. Berkley Corp.	88,767	6,313,997
		103,374,710
Reinsurance-8.44%
Everest Re Group Ltd.	17,919	5,062,118
RenaissanceRe Holdings Ltd. (Bermuda)	35,441	5,440,902
SiriusPoint Ltd. (Bermuda)(b)	215,985	1,209,516
		11,712,536
Total Common Stocks & Other Equity Interests (Cost $128,628,492)		138,700,001
	Shares	Value
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $368,718)	368,718	$368,718
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $128,997,210)		139,068,719
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.70%
Invesco Private Government Fund, 0.74%(d)(e)(f)	707,524	707,524
Invesco Private Prime Fund, 0.87%(d)(e)(f)	1,650,723	1,650,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,358,318)		2,358,412
TOTAL INVESTMENTS IN SECURITIES-101.92% (Cost $131,355,528)		141,427,131
OTHER ASSETS LESS LIABILITIES-(1.92)%		(2,670,888)
NET ASSETS-100.00%		$138,756,243
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,923	$2,433,494	$(2,082,699)	$-	$-	$368,718	$79
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,250	6,380,531	(5,685,257)	-	-	707,524	530*
Invesco Private Prime Fund	31,217	14,886,071	(13,266,565)	94	71	1,650,888	1,813*
Total	$61,390	$23,700,096	$(21,034,521)	$94	$71	$2,727,130	$2,422

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Regional Banks-97.07%
Ameris Bancorp	35,124	$1,601,303
Associated Banc-Corp.	75,514	1,563,140
Atlantic Union Bankshares Corp.	38,102	1,343,476
Bank of Hawaii Corp.	20,320	1,615,034
Bank OZK	39,455	1,636,199
BankUnited, Inc.	41,978	1,748,803
Brookline Bancorp, Inc.	39,138	554,585
Cadence Bank(b)	58,593	1,566,191
Cathay General Bancorp	37,952	1,560,207
Columbia Banking System, Inc.	39,591	1,193,669
Commerce Bancshares, Inc.	47,631	3,295,113
Community Bank System, Inc.(b)	25,441	1,679,106
Cullen/Frost Bankers, Inc.	25,181	3,147,121
CVB Financial Corp.(b)	72,753	1,802,819
East West Bancorp, Inc.	42,378	3,116,478
Eastern Bankshares, Inc.	84,887	1,652,750
F.N.B. Corp.	138,170	1,678,765
First Bancorp	103,665	1,547,718
First Commonwealth Financial Corp.	47,855	670,449
First Financial Bancorp	47,460	995,711
First Financial Bankshares, Inc.(b)	38,723	1,596,936
First Hawaiian, Inc.	63,837	1,634,866
First Interstate BancSystem, Inc., Class A	55,272	2,104,205
Fulton Financial Corp.	80,919	1,282,566
Glacier Bancorp, Inc.(b)	33,497	1,621,590
Hancock Whitney Corp.	33,327	1,661,018
Home BancShares, Inc.	99,445	2,246,462
Hope Bancorp, Inc.	60,549	882,804
Independent Bank Corp.(b)	21,573	1,797,031
Old National Bancorp	101,512	1,614,041
Pacific Premier Bancorp, Inc.	47,579	1,549,172
PacWest Bancorp	37,489	1,183,903
Pinnacle Financial Partners, Inc.	18,329	1,492,347
Popular, Inc.	20,203	1,650,787
Prosperity Bancshares, Inc.	24,918	1,806,555
Simmons First National Corp., Class A	66,026	1,697,528
South State Corp.	20,619	1,666,428
Synovus Financial Corp.	35,189	1,500,811
Texas Capital Bancshares, Inc.(c)	25,520	1,442,646
Trustmark Corp.	30,999	901,761
UMB Financial Corp.	18,218	1,682,432
	Shares	Value
Regional Banks-(continued)
United Bankshares, Inc.(b)	50,664	$1,902,940
United Community Banks, Inc.(b)	47,923	1,506,220
Valley National Bancorp(b)	159,511	2,027,385
Washington Federal, Inc.	32,918	1,068,189
Webster Financial Corp.	61,628	3,025,318
Western Alliance Bancorporation	39,580	3,220,625
Wintrust Financial Corp.	18,674	1,631,921
		81,367,124
Thrifts & Mortgage Finance-2.76%
Provident Financial Services, Inc.(b)	39,004	896,702
WSFS Financial Corp.	33,133	1,417,430
		2,314,132
Total Common Stocks & Other Equity Interests (Cost $89,029,483)		83,681,256
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $14,407)	14,407	14,407
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $89,043,890)		83,695,663
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.30%
Invesco Private Government Fund, 0.74%(d)(e)(f)	2,337,990	2,337,990
Invesco Private Prime Fund, 0.87%(d)(e)(f)	5,454,764	5,455,310
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,793,069)		7,793,300
TOTAL INVESTMENTS IN SECURITIES-109.14% (Cost $96,836,959)		91,488,963
OTHER ASSETS LESS LIABILITIES-(9.14)%		(7,664,827)
NET ASSETS-100.00%		$83,824,136
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,308	$1,739,218	$(1,782,119)	$-	$-	$14,407	$44
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$793,247	$21,965,385	$(20,420,642)	$-	$-	$2,337,990	$3,083*
Invesco Private Prime Fund	1,850,911	47,907,917	(44,302,776)	231	(973)	5,455,310	9,022*
Total	$2,701,466	$71,612,520	$(66,505,537)	$231	$(973)	$7,807,707	$12,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,018,422,710	$-	$-	$2,018,422,710
Money Market Funds	1,599,904	9,810,097	-	11,410,001
Total Investments	$2,020,022,614	$9,810,097	$-	$2,029,832,711
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$354,250,266	$-	$-	$354,250,266
Closed-End Funds	85,466,822	-	-	85,466,822
Money Market Funds	-	110,613,099	-	110,613,099
Total Investments	$439,717,088	$110,613,099	$-	$550,330,187
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$305,292,815	$-	$-	$305,292,815
Money Market Funds	138,147	39,726,527	-	39,864,674
Total Investments	$305,430,962	$39,726,527	$-	$345,157,489
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$138,700,001	$-	$-	$138,700,001
Money Market Funds	368,718	2,358,412	-	2,727,130
Total Investments	$139,068,719	$2,358,412	$-	$141,427,131
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$83,681,256	$-	$-	$83,681,256
Money Market Funds	14,407	7,793,300	-	7,807,707
Total Investments	$83,695,663	$7,793,300	$-	$91,488,963